Annual Fund Operating Expenses	Oct. 31, 2025
CapForce IBD 50 ETF | CapForce IBD 50 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
CapForce IBD Breakout Opportunities ETF | CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[3]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.80%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until March 31, 2028. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.
[3]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until March 31, 2028. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.